Performance Management	Dec. 31, 2025
Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below include the performance of the Institutional Class of Lazard Emerging Markets Core Equity Portfolio, another investment company advised by the Investment Manager (the “Predecessor Portfolio”). The assets of the Predecessor Portfolio were transferred to the Portfolio in a tax-free reorganization on October 24, 2025.

The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.

The bar chart shows the Portfolio’s year-by-year performance and average annual performance compared to that of a broad measure of market performance over the past 10 calendar years. Updated performance information for the Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below include the performance of the Institutional Class of Lazard Emerging Markets Core Equity Portfolio, another investment company advised by the Investment Manager (the “Predecessor Portfolio”). The assets of the Predecessor Portfolio were transferred to the Portfolio in a tax-free reorganization on October 24, 2025. The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.The bar chart shows the Portfolio’s year-by-year performance and average annual performance compared to that of a broad measure of market performance over the past 10 calendar years. Updated performance information for the Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q4	20.16%

Worst Quarter:
2020, Q1	-27.65%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.16%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Equity Megatrends ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the

Portfolio by showing the changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year.
Performance One Year or Less [Text]	Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard India Equity Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year.
Performance One Year or Less [Text]	Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below include the performance of the Institutional Class of

Lazard International Equity Advantage Portfolio, another investment company advised by the Investment Manager (the “Predecessor Portfolio”). The assets of the Predecessor Portfolio were transferred to the Portfolio in a tax-free reorganization on May 9, 2025.

The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.

The bar chart shows the Portfolio’s year-by-year performance and average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests over the past 10 calendar years. Updated performance information for the Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below include the performance of the Institutional Class of Lazard International Equity Advantage Portfolio, another investment company advised by the Investment Manager (the “Predecessor Portfolio”). The assets of the Predecessor Portfolio were transferred to the Portfolio in a tax-free reorganization on May 9, 2025. The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.The bar chart shows the Portfolio’s year-by-year performance and average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests over the past 10 calendar years. Updated performance information for the Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2022, Q4	18.40%

Worst Quarter:
2020, Q1	-22.12%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.40%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Japanese Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year.
Performance One Year or Less [Text]	Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Listed Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800)

823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year.
Performance One Year or Less [Text]	Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Next Gen Technologies ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year.
Performance One Year or Less [Text]	Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard US Systematic Small Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below include the performance of the Institutional Class of Lazard US Systematic Small Cap Equity Portfolio, another investment company advised by the Investment Manager (the “Predecessor Portfolio”). The assets of the Predecessor Portfolio were transferred to the Portfolio in a tax-free reorganization on September 12, 2025.

The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.

The bar chart shows the Portfolio’s year-by-year performance and average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. Updated performance information for the Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below include the performance of the Institutional Class of Lazard US Systematic Small Cap Equity Portfolio, another investment company advised by the Investment Manager (the “Predecessor Portfolio”). The assets of the Predecessor Portfolio were transferred to the Portfolio in a tax-free reorganization on September 12, 2025. The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.The bar chart shows the Portfolio’s year-by-year performance and average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. Updated performance information for the Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2022, Q4	18.40%

Worst Quarter:
2020, Q1	-22.12%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard US Systematic Small Cap Equity ETF | Lazard US Systematic Small Cap Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.40%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020